Cash Flow Information	12 Months Ended
Dec. 31, 2012
Cash Flow Information
22.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2012	2011
Net loss	$(558,233)	$(634,306)
Loss from discontinued operations	113,618	137,750
Items not involving use of cash
Stock-based compensation	77,029	54,205
Accretion expense	2,869	754
Depreciation	46,203	29,317
Accrued interest income	(10,345)	(8,339)
Financing costs	164,384	—
Unrealized losses on long-term investments	4,515	2,804
Realized gains on sale of long-term investments	(38)	(10,628)
Unrealized gains on other long-term investments	(11,463)	(3,573)
Realized gains on other long-term investments	(4,483)	(123)
Change in fair value of derivative	(194,664)	432,536
Change in fair value of embedded derivatives	(39,512)	(106,489)
Unrealized foreign exchange (gains) losses	(14,308)	13,589
Share of loss (income) of significantly influenced investees	33,233	23,071
Write-down of current assets	17,219	23,224
Write-down of carrying values of property, plant and equipment	15,245	16,605
Gain on settlement of note receivable	—	(102,995)
Write-down of carrying value of long-term investments	32,881	928
Deferred income taxes	(18,637)	(11,272)
Bonus shares	5,621	3,802
Net change in non-cash operating working capital items:
Decrease (increase) in:
Accounts receivable	(8,285)	3,887
Due from related parties	(433)	1,027
Inventories	(219,603)	(126,111)
Prepaid expenses	170	(38,557)
Increase in:
Accounts payable and accrued liabilities	115,302	28,391
Payable to related parties	66,199	18,370
Interest payable on long-term debt	2,074	6,319

Cash used in operating activities for continuing operations	$(383,442)	$(245,814)
Cash used in operating activities for discontinued operations	(123,683)	(125,907)

Cash used in operating activities	$(507,305)	$(371,721)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2012	2011
Financing activities:
Rights offering (Note 16 (d) and (e))	493,673	1,193,064
Interest settlement on convertible credit facility (Note 12)	4,000	4,011

	$497,673	$1,197,075

(c)	Other supplementary information

	Year Ended December 31,
	2012	2011
Interest paid	$9,843	$9,147

Income taxes paid	$2,418	$7,991